Group assets and liabilities by business type - Accruals, deferred income and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Analysis of Accruals and deferred income
Accruals and deferred income	$ 565	$ 616
Creditors arising from direct insurance and reinsurance operations	1,120	1,284
Interest payable	77	74
Funds withheld under reinsurance agreements	1,545	1,019
Other creditors	4,676	5,452
Total accruals, deferred income and other liabilities	7,983	8,445
Discontinued US operations
Analysis of Accruals and deferred income
Total accruals, deferred income and other liabilities		7,063
Continuing and discontinued operations
Analysis of Accruals and deferred income
Total accruals, deferred income and other liabilities	$ 7,983	$ 15,508	[1]

[1]	The 31 December 2020 comparative statement of financial position included discontinued US operations.